Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 8.     Goodwill and Intangible Assets

Goodwill

There were no acquisitions that closed during the first three months of 2019 and there is no change in the carrying amount of goodwill.

Intangible Assets

Information regarding amortizing and indefinite lived intangible assets consisted of the following:

		March 31, 2019				December 31, 2018
	Weight Average Remaining	Gross Carry	Accumulated	Impairment	Net	Gross Carry	Accumulated	Impairment	Net
	Useful Life	Amount	Amortization	Loss	Balance	Amount	Amortization	Loss	Balance
Amortizing Intangible Assets
Animation Copyright (Note 13 (b))	-	$-	$-	$-	$-	$301,495	$(64,606)	$-	$236,889
Software and licenses	-	97,308	(95,648)	-	1,660	97,308	(93,251)	-	4,057
Intellectual property (Note 5 (a))	4.9	4,655,000	(77,583)	-	4,577,417	-	-	-	-
Influencer network	9.5	1,980,000	(115,500)	-	1,864,500	1,980,000	(66,000)	-	1,914,000
Customer contract	2.5	500,000	(97,223)	-	402,777	500,000	(55,556)	-	444,444
Trade name	14.5	110,000	(4,277)	-	105,723	110,000	(2,444)	-	107,556
Technology platform	6.5	290,000	(24,165)	-	265,835	290,000	(13,808)	-	276,192
Total amortizing intangible assets		$7,632,308	$(414,396)	$-	$7,217,912	$3,278,803	$(295,665)	$-	$2,983,138
Indefinite lived intangible assets
Website name		25,214	-	-	25,214	159,504	-	(134,290)	25,214
Patent		28,000	-	-	28,000	28,000	-	-	28,000
GTB (Note 13 (b))		61,123,506	-	-	61,123,506	-	-	-	-
Total intangible assets		$68,809,028	$(414,396)	$-	$68,394,632	$3,466,307	$(295,665)	$(134,290)	$3,036,352

Amortization expense relating to intangible assets was $227,568 and $2,621 for the three months ended March 31, 2019 and 2018, respectively.

The following table outlines the expected amortization expense for the following years:

Amortization to be
Years ending December 31,	recognized

2019 (excluding the three months ended March 31, 2019)	$1,198,499
2020	1,344,429
2021	1,288,873
2022	1,177,762
2023 and thereafter	2,208,350
Total amortization to be recognized	$7,217,913

Note 9. Goodwill and Intangible Assets

Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017 were as follows:

Wecast business
Balance as of December 31, 2017	$-
Acquisitions	704,884
Foreign currency translation and other adjustments	-
Balance as of December 31, 2018	$704,884

Intangible Assets

Information regarding amortizing and indefinite lived intangible assets consisted of the following:

		December 31, 2018				December 31, 2017
	Weight Average Remaining Useful Life	Gross Carry Amount	Accumulated Amortization	Impairment Loss	Net Balance	Gross Carry Amount	Accumulated Amortization	Impairment Loss	Net Balance
Amortizing Intangible Assets
Animation Copyright	1.3	$301,495	$(64,606)	$-	$236,889	$-	$-	$-	$-
Software and licenses	-	97,308	(93,251)	-	4,057	214,210	(199,626)	-	14,584
Patent and trademark (i)	-	-	-	-	-	92,965	(39,943)	(53,022)	-
Influencer network (ii)	9.7	1,980,000	(66,000)	-	1,914,000	-	-	-	-
Customer contract (ii)	2.7	500,000	(55,556)	-	444,444	-	-	-	-
Trade name (ii)	14.7	110,000	(2,444)	-	107,556	-	-	-	-
Technology platform (ii)	6.7	290,000	(13,808)	-	276,192	-	-	-	-
Total amortizing intangible assets		$3,278,803	$(295,665)	$-	$2,983,138	$307,175	$(239,569)	$(53,022)	$14,584
Indefinite lived intangible assets
Website name (iii)		159,504	-	(134,290)	25,214	134,290	-	-	134,290
Patent (i)		28,000	-	-	28,000	10,599	-	(10,599)	-
Total intangible assets		$3,466,307	$(295,665)	$(134,290)	$3,036,352	$452,064	$(239,569)	$(63,621)	$148,874

(i)	During the second quarter of 2017, the Company determined that one of its subsidiaries in the US would not serve the core business or generate future cash flow. As no future cash flows will be generated from using the patents owned by this subsidiary, the Company estimated the fair value of those patents to be nil as of June 30, 2017. Fair value was determined using unobservable (Level 3) inputs. Impairment loss from patents of $63,621 was recognized in 2017 to write off the entire book value of the patents.
(ii)	During the third quarter of 2018, the Company completed the acquisition of 65.65% share of Grapevine. See Note 6.
(iii)	The Company wrote off the YOD website in the amount of approximately $134,000 in 2018 since we no longer used the website.

Amortization expense relating to purchased intangible assets was $212,429 and $87,096 for the years ended December 31, 2018, and 2017, respectively.

The following table outlines the expected amortization expense for the following years:

Amortization to be
Years ending December 31,	recognized
2019	$546,882
2020	520,921
2021	357,873
2022	246,762
2023 and thereafter	1,310,700
Total amortization to be recognized	$2,983,138